1605(c) De-SPAC and Related Financing Transactions, Effects	Apr. 28, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]
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PCSC: The PCSC Board and the Special Committee determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to Freenome’s novel technology for early cancer detection, critical and valuable commercial partnerships, commercialization strategy, market opportunity, experienced leadership team, and the existence and size of the PIPE Financing. The Special Committee also reviewed the financial analysis and opinion of Scalar to the effect that, as of December 4, 2025 and based upon and subject to the assumptions, limitations, qualifications and other conditions on the review undertaken, the consideration to be delivered to the Freenome Stockholders in the First Merger pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC and the PCSC Unaffiliated Shareholders. The Special Committee and the PCSC Board also considered the potential detriments of the Business Combination to PCSC, including the regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to PCSC if the Business Combination is not achieved, including the risk that it may result in PCSC being unable to complete a business combination and force PCSC to liquidate. For more information, see “— The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”

Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]
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PCSC: The PCSC Board and the Special Committee determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to Freenome’s novel technology for early cancer detection, critical and valuable commercial partnerships, commercialization strategy, market opportunity, experienced leadership team, and the existence and size of the PIPE Financing. The Special Committee also reviewed the financial analysis and opinion of Scalar to the effect that, as of December 4, 2025 and based upon and subject to the assumptions, limitations, qualifications and other conditions on the review undertaken, the consideration to be delivered to the Freenome Stockholders in the First Merger pursuant to the Business Combination Agreement was fair from a financial point of view to PCSC and the PCSC Unaffiliated Shareholders. The Special Committee and the PCSC Board also considered the potential detriments of the Business Combination to PCSC, including the regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to PCSC if the Business Combination is not achieved, including the risk that it may result in PCSC being unable to complete a business combination and force PCSC to liquidate. For more information, see “— The Special Committee’s and the PCSC Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”